Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting
3.	SEGMENT REPORTING
For the years ended December 31, 2023, 2024 and 2025, the Group had three operating segments, including central laboratory business,
in-hospital
business and pharma research and development services. The operating segments also represented the reporting segments. The CODM considers year-over-year fluctuations and budget-to-actual
variances of the operating segments based on the measures of revenues, cost of revenue and gross profit by central laboratory business, in-hospital
business and pharma research and development services when assessing performance and deciding how to allocate resources. Other than the information provided below, the CODM does not use any other operating costs or assets information to measure the performance of operating segments or allocate resources. All revenues disclosed are only generated from external customers. The accounting policies of the segments are the same as those used by the Group. The Group prepared the financial results of the operating segments on a basis that is consistent with the manner in which management internally disaggregates financial information to assist in making internal operating decisions. The reconciliation of gross profit of reportable segments to consolidated loss before income tax was consistent with the consolidated statements of comprehensive loss.
Summarized information by segments for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the year ended December 31, 2023
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	232,812	(3,704)	115,922	345,030
Revenues from sales of products	—	192,405	—	192,405

Total revenues	232,812	188,701	115,922	537,435

Cost of revenues:	(49,473)	(72,570)	(52,165)	(174,208)

Gross profit	183,339	116,131	63,757	363,227

	For the year ended December 31, 2024
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	175,649	(592)	115,681	290,738
Revenue s from sales of products	—	225,084	—	225,084

Total revenues	175,649	224,492	115,681	515,822

Cost of revenues:	(33,808)	(65,099)	(54,515)	(153,422)

Gross profit	141,841	159,393	61,166	362,400

	For the year ended December 31, 2025
	Central laboratory business		In-hospital business		Pharma research and development services		Total
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Revenues:
Revenues from services	159,993	22,878	578	83	155,540	22,242	316,111	45,203

Revenues from sales of products	—	—	223,457	31,954	—	—	223,457	31,954

Total revenues	159,993	22,878	224,035	32,037	155,540	22,242	539,568	77,157

Cost of revenues:	(22,417)	(3,205)	(57,337)	(8,200)	(56,900)	(8,137)	(136,654)	(19,542)

Gross profit	137,576	19,673	166,698	23,837	98,640	14,105	402,914	57,615

Geographic information
The analysis of the total long-lived assets excluding intangible assets by country was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
PRC	102,154	63,187	9,036
United States	6,112	18,318	2,619

Total	108,266	81,505	11,655

Total revenues by location of contracting customer are presented as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Overseas	61,244	100,088	100,928	14,432
Chinese mainland	476,191	415,734	438,640	62,725

Total	537,435	515,822	539,568	77,157